Accrued Liabilities	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued Liabilities
ACCRUED LIABILITIES
Accrued liabilities consist of the following:

	December 31,
(In thousands)	2015	2014
Payroll and related expenses	$71,815	$69,672
Interest	35,337	33,985
Gaming liabilities	37,496	35,698
Player loyalty program liabilities	18,491	19,058
Accrued liabilities	86,379	80,853
Total accrued liabilities	$249,518	$239,266